Bank loans	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Debt Disclosure [Abstract]
Bank loans

Note 8 — Bank loans

Bank loans consisted of the following:

	Years ended March 31,
	2021	2020

Unsecured loan from China Construction Bank wholly repayable within 1 year	$402,254	$460,030
Secured loan from China Construction Bank wholly repayable more than 1 year	261,251	—
Total	$663,505	$460,030

As of March 31, 2021, the outstanding loan from China Construction Bank of $402,254 with annual interest rate of 3.8525% was unsecured and denominated in RMB for a term of 12 months.

As of March 31, 2021, the outstanding loan from China Construction Bank of $261,251 with annual interest rate of 4.55% was secured by pledging the property of the Company’s CEO and director, Ms. Ting Ting Chang, and denominated in RMB for a term of 36 months.

Interest expense for the years ended March 31, 2021and 2020 were $24,250 and $10,208, respectively.

Note 10 — Short-term loans

Short-term loans consisted of the following:

	Years ended March 31,
	2020	2019

Loans from China Construction Bank wholly repayable within 1 year	$460,030	$—
Loan from a third party wholly repayable within 1 year	—	206,070
Total	$460,030	$206,070

The loans from China Construction Bank of $460,030 outstanding as of March 31, 2020 with annual interest rate from 4.13%-5.0% were unsecured and denominated in RMB for a term of 12 months.

The loan from a third party of $206,070 outstanding as of March 31, 2019 was denominated in RMB, for a term of four months and at a fixed annual interest rate of 4.53%. The loan was unsecured and fully repaid upon maturity on April 9, 2019.

Interest expense for the years end March 31, 2020 and 2019 were $10,208 and $11,268, respectively.